Deferred income tax assets and liabilities (Details 3) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax Assets And Liabilities
Tax effect on unrealized gain (loss) on financial instruments designated at fair value through OCI	S/ (1,675)	S/ 62	S/ (57)
Tax effect on unrealized gain (loss) on derivative financial asset	(2,354)	11,277	10,272
Transfer to profit or loss hedge derivative financial instruments which changed to a trading condition.	(9,258)
Effect of the change in income tax-rate			824
Total deferred income tax in OCI	(13,287)	11,339	11,039
Other	(2,253)	2,253
Total deferred income tax in equity	S/ (2,253)	S/ 2,253